Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes
Schedule of prepaid taxes
	December 31,	December 31,
	2025	2024
Prepaid value-added tax	$485,901	$464,963
Others	3,401	3,494
Total	$489,302	$468,457

Schedule of taxes payable
	December 31,	December 31,
	2025	2024
Corporation income tax payable	$1,507,592	$1,428,586
Other tax payable	62,340	133,055
Total	$1,569,932	$1,561,641

Schedule of effective tax rates reconciliation
	Years ended December 31,
	2025	2024	2023
Statutory PRC income tax rate	25%	25%	25%
Different tax rate impact	(2)%	341%	3%
Permanent difference and others	7%	53%	(4)%
Changes of deferred tax assets valuation allowances	(22)%	79%	2%
Total	8%	498%	26%

Schedule of provision for income tax expenses
	Years ended December 31,
	2025	2024	2023
Current	$1,992,706	$3,111,047	$2,364,489
Deferred	(4,516,927)	-	-
Total	$(2,524,221)	$3,111,047	$2,364,489

Schedule of components of deferred tax assets and liabilities
	December 31,	December 31,
	2025	2024
Deferred tax assets:
Allowance for expected credit losses and other markdown and impairments	$11,025,156	$1,145,662
Valuation allowance	(6,382,663)	(1,145,662)
Total	$4,642,493	$-